PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

February 14, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)
CIK #0000826644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses and Statement of Additional Information relating to Class A, Class C, Class R, Class R5, Class R6 and Class Y, as applicable, of Invesco Global Infrastructure Fund, Invesco Multi-Asset Income Fund, Invesco Oppenheimer Discovery Mid Cap Growth Fund, Invesco Oppenheimer Global Infrastructure Fund and Invesco Oppenheimer Global Multi-Asset Income Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 185 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 185 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 11, 2020.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (212) 323-5905 or at carolyn.liu-hartman@invesco.com.

Very truly yours,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Senior Counsel